333-74964
                                                                       333-74966
                                                                       333-74986
                                                                       333-76236

[LION LOGO]                                                     PLEASE VOTE NOW!
 ING FUNDS

             ING GLOBAL COMMUNICATIONS FUND, ING MIDCAP GROWTH FUND,
                 ING INTERNET FUND, ING SMALLCAP GROWTH FUND AND
                       ING INTERNATIONAL CORE GROWTH FUND
                           FORMERLY THE PILGRIM FUNDS

                SPECIAL MEETINGS OF SHAREHOLDERS ON APRIL 4, 2002
--------------------------------------------------------------------------------

         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

Dear Shareholder:

Recently we distributed proxy material regarding the Special Meetings of Shareholders for the above-mentioned funds. These meetings are scheduled for Thursday, April 4, 2002. Our records indicate that we have not yet received your voting instructions.

                        YOUR VOTE IS NEEDED IMMEDIATELY!
   A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE WILL ENABLE THE FUNDS TO HOLD THE MEETINGS AS SCHEDULED AND AVOID
  THE COST OF ADDITIONAL SOLICITATION, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL
             OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

You are being asked to approve an Agreement and Plan of Reorganization. After careful consideration, the Board of Trustees unanimously approved each proposal and recommends shareholders vote "FOR" the proposal. If you have any questions regarding the meeting agenda or the execution of your proxy, please call Georgeson Shareholder toll-free at (866) 515-0327.

For your convenience, we have established four easy methods of registering your vote:

     1.  BY PHONE:             Please call Georgeson Shareholder Communications
                               Inc. TOLL FREE at (866) 515-0327. Representatives are available to answer any questions and take your vote Monday through Friday between the hours of 9:00 a.m. and 11:00 p.m. and Saturday from 12:00 p.m. to 6:00 p.m. Eastern Time.

     2.  BY FAX:               Complete the enclosed proxy card and fax it to us
                               anytime TOLL-FREE at (800) 733-1885.

     3.  BY INTERNET:          Visit WWW.PROXYVOTE.COM, and enter the control
                               number located on your proxy card.

     4.  BY TOUCH-TONE PHONE:  Call the TOLL-FREE number printed on your proxy card. Enter the control number located on your proxy card and follow the recorded instructions.

You can also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we may receive your executed proxy by April 4, 2002. Thank you in advance.

                                                                       333-74964
                                                                       333-74966
                                                                       333-74986
                                                                       333-76236

[LION LOGO]                                                     PLEASE VOTE NOW!
 ING FUNDS

             ING GLOBAL COMMUNICATIONS FUND, ING MIDCAP GROWTH FUND,
                 ING INTERNET FUND, ING SMALLCAP GROWTH FUND AND
                       ING INTERNATIONAL CORE GROWTH FUND
                           FORMERLY THE PILGRIM FUNDS

                SPECIAL MEETINGS OF SHAREHOLDERS ON APRIL 4, 2002
--------------------------------------------------------------------------------

         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

Dear Shareholder:

Recently we distributed proxy material regarding the Special Meetings of Shareholders for the above-mentioned funds. These meetings are scheduled for Thursday, April 4, 2002. Our records indicate that we have not yet received your voting instructions.

                        YOUR VOTE IS NEEDED IMMEDIATELY!
   A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE WILL ENABLE THE FUNDS TO HOLD THE MEETINGS AS SCHEDULED AND AVOID
  THE COST OF ADDITIONAL SOLICITATION, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL
             OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

You are being asked to approve an Agreement and Plan of Reorganization. After careful consideration, the Board of Trustees unanimously approved each proposal and recommends shareholders vote "FOR" the proposal. If you have any questions regarding the meeting agenda or the execution of your proxy, please call Georgeson Shareholder toll-free at (866) 515-0327.

For your convenience, we have established three easy methods of registering your vote:

     1.  BY PHONE:             Please call Georgeson Shareholder Communications
                               Inc. TOLL FREE at (866) 515-0327. Representatives are available to answer any questions and take your vote Monday through Friday between the hours of 9:00 a.m. and 11:00 p.m. and Saturday from 12:00 p.m. to 6:00 p.m. Eastern Time.

     2.  BY INTERNET:          Visit WWW.PROXYVOTE.COM, and enter the control
                               number located on your proxy card.

     3.  BY TOUCH-TONE PHONE:  Call the TOLL-FREE number printed on your proxy card. Enter the control number located on your proxy card and follow the recorded instructions.

You can also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we may receive your executed proxy by April 4, 2002. Thank you in advance.

                                                                       333-74964
                                                                       333-74966
                                                                       333-74986
                                                                       333-76236

[LION LOGO]                                                     PLEASE VOTE NOW!
 ING FUNDS

             ING GLOBAL COMMUNICATIONS FUND, ING MIDCAP GROWTH FUND,
                 ING INTERNET FUND, ING SMALLCAP GROWTH FUND AND
                       ING INTERNATIONAL CORE GROWTH FUND
                           FORMERLY THE PILGRIM FUNDS

                SPECIAL MEETINGS OF SHAREHOLDERS ON APRIL 4, 2002
--------------------------------------------------------------------------------

         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

Dear Shareholder:

Recently we distributed proxy material regarding the Special Meetings of Shareholders for the above-mentioned funds. These meetings are scheduled for Thursday, April 4, 2002. Our records indicate that we have not yet received your voting instructions.

                        YOUR VOTE IS NEEDED IMMEDIATELY!
   A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE WILL ENABLE THE FUNDS TO HOLD THE MEETINGS AS SCHEDULED AND AVOID
  THE COST OF ADDITIONAL SOLICITATION, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL
             OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

You are being asked to approve an Agreement and Plan of Reorganization. After careful consideration, the Board of Trustees unanimously approved each proposal and recommends shareholders vote "FOR" the proposal.

For your convenience, we have established two easy methods of registering your vote:

     1.  BY INTERNET:          Visit WWW.PROXYVOTE.COM, and enter the control
                               number located on your proxy card.



     2.  BY TOUCH-TONE PHONE:  Call the TOLL-FREE number printed on your proxy card. Enter the control number located on your proxy card and follow the recorded instructions.

You can also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we may receive your executed proxy by April 4, 2002. Thank you in advance.